UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Mid Cap Value Fund

FUND TYPE

Small/Mid-cap stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Mid Cap Value Fund

Dryden Mid Cap Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Mid Cap Value Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.91%; Class B, 2.61%; Class C, 2.61%; Class L, 2.11%; Class M, 1.86%; Class X, 1.86%; Class Z, 1.61%. Net operating expenses apply to: Class A, 1.86%; Class B, 2.61%; Class C, 2.61%; Class L, 2.11%; Class M, 1.86%; Class X, 1.86%; Class Z, 1.61%, after contractual reduction through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A2	–2.75%	–33.33%	–5.54%	N/A	–8.89% (4/12/04)
Class B3	–3.07	–33.79	–9.21	N/A	–12.36 (4/12/04)
Class C	–3.07	–33.76	–9.18	38.81%	—
Class L2	–3.03	–33.59	–7.07	45.48	—
Class M3	–2.60	–32.82	–7.91	40.74	—
Class X	–2.80	–33.20	–6.38	42.89	—
Class Z	–2.73	–33.20	N/A	N/A	–26.52 (11/28/05)
Russell Midcap Value Index[4]	–6.14	–36.76	0.32	45.03	*
Russell Midcap Index[5]	–1.64	–36.03	0.05	34.43	**
S&P MidCap 400 Index[6]	–0.18	–31.84	2.84	60.72	***
Lipper Average[7]	–2.31	–34.23	–4.43	61.08	****

Average Annual Total Returns[8] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A2		–42.68%	N/A	N/A	–6.03% (4/12/04)
Class B3		–42.76	N/A	N/A	–5.77 (4/12/04)
Class C		–40.37	–5.38%	2.49%	—
Class L2		–43.03	–6.04	2.37	—
Class M3		–42.53	–5.31	2.63	—
Class X		–42.83	–5.09	2.78	—
Class Z		–39.21	N/A	N/A	–13.05 (11/28/05)
Russell Midcap Value Index[4]		–42.51	–3.81	3.13	*
Russell Midcap Index[5]		–40.81	–3.53	2.27	**
S&P MidCap 400 Index[6]		–36.09	–2.84	4.20	***
Lipper Average[7]		–39.27	–4.28	4.24	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

5The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

6The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

7Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index.

8The average annual total returns take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –3.92% for Class A and Class B; and –26.66% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –3.81% for Class A and Class B; and –13.01% for Class Z.

**Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –3.62% for Class A and Class B; and –24.40% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –3.53% for Class A and Class B; and –11.91% for Class Z.

Dryden Mid Cap Value Fund	3

Your Fund’s Performance (continued)

***S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –0.54% for Class A and Class B; and –19.74% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –2.84% for Class A and Class B; and –10.20% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/09 are –6.92% for Class A and Class B; and –25.20% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –4.28% for Class A and Class B; and –12.16% for Class Z.

Investors cannot invest directly in an index. The returns for the Russell Midcap Value Index, the Russell Midcap Index, and the S&P MidCap 400 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
PG&E Corp., Multi-Utilities	1.6%
iShares Russell Midcap Value Index Fund, Exchange Traded Fund	1.3
Edison International, Electric Utilities	1.3
American Electric Power Co., Inc., Electric Utilities	1.2
Xcel Energy, Inc., Multi-Utilities	1.2

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Mid Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Mid Cap Value Fund		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$972.50	1.86%	$9.10
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class B	Actual	$1,000.00	$969.30	2.61%	$12.74
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Class C	Actual	$1,000.00	$969.30	2.61%	$12.74
	Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02

Class L	Actual	$1,000.00	$969.70	2.11%	$10.30
	Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54

Class M	Actual	$1,000.00	$974.00	1.86%	$9.10
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class X	Actual	$1,000.00	$972.00	1.86%	$9.09
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class Z	Actual	$1,000.00	$972.70	1.61%	$7.87
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

April 30, 2009 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 0.4%
6,700	L-3 Communications Holdings, Inc.	$510,205

Airlines 0.2%
34,600	Southwest Airlines Co.	241,508

Auto Components 0.8%
19,200	Autoliv, Inc. (Sweden)(a)	473,664
15,700	BorgWarner, Inc.(a)	454,515

		928,179

Automobiles 0.2%
9,800	Harley-Davidson, Inc.(a)	217,168

Beverages 3.7%
71,900	Coca-Cola Enterprises, Inc.	1,226,614
60,800	Constellation Brands, Inc. (Class A Stock)*	704,672
38,100	Pepsi Bottling Group, Inc.	1,191,387
43,400	PepsiAmericas, Inc.	1,066,338

		4,189,011

Building Products 0.2%
19,800	Masco Corp.	175,428

Capital Markets 1.1%
38,300	Ameriprise Financial, Inc.	1,009,205
13,700	Legg Mason, Inc.(a)	274,959

		1,284,164

Chemicals 3.8%
14,100	Ashland, Inc.	309,636
17,800	Cabot Corp.	259,880
33,200	Celanese Corp. (Class A Stock)	691,888
20,600	Cytec Industries, Inc.	409,116
22,500	Eastman Chemical Co.	892,800
28,500	PPG Industries, Inc.	1,255,425
19,800	Valspar Corp. (The)	475,200

		4,293,945

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	7

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Commercial Banks 3.8%
32,000	Associated Banc-Corp.	$495,040
11,500	Bank of Hawaii Corp.(a)	404,110
15,600	City National Corp.	570,960
29,500	Comerica, Inc.	618,910
16,096	Commerce Bancshares, Inc.	532,778
13,500	M&T Bank Corp.(a)	708,075
36,300	TCF Financial Corp.	504,933
20,300	Wilmington Trust Corp.	294,553
17,000	Zions Bancorp(a)	185,810

		4,315,169

Commercial Services & Supplies 2.7%
23,400	Avery Dennison Corp.	672,516
14,800	Brink’s Co. (The)	419,580
27,200	Cintas Corp.	697,952
17,400	HNI Corp.(a)	269,700
18,400	Pitney Bowes, Inc.	451,536
46,400	RR Donnelley & Sons Co.	540,560

		3,051,844

Communications Equipment 0.4%
16,500	CommScope, Inc.*	414,150

Computers & Peripherals 1.6%
32,900	Lexmark International, Inc. (Class A Stock)*(a)	645,498
24,900	NCR Corp.*	252,735
37,000	Western Digital Corp.*	870,240

		1,768,473

Consumer Finance 0.3%
46,700	Discover Financial Services	379,671

Containers & Packaging 1.7%
25,500	Bemis Co., Inc.	613,020
40,400	Sealed Air Corp.	770,024
22,900	Sonoco Products Co.	558,989

		1,942,033

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.0%
32,600	CenturyTel, Inc.(a)	$885,090
24,300	Embarq Corp.	888,408
64,300	Windstream Corp.(a)	533,690

		2,307,188

Electric Utilities 5.4%
52,900	American Electric Power Co., Inc.	1,395,502
23,300	Duke Energy Corp.(a)	321,773
50,000	Edison International	1,425,500
31,600	Great Plains Energy, Inc.(a)	457,252
30,600	NV Energy, Inc.	313,650
39,800	Pepco Holdings, Inc.	475,610
25,800	Pinnacle West Capital Corp.	706,404
32,100	Progress Energy, Inc.	1,095,252

		6,190,943

Electrical Equipment 1.2%
9,500	Cooper Industries Ltd. (Class A Stock) (Bermuda)	311,505
13,200	General Cable Corp.*(a)	358,248
13,000	Hubbell, Inc. (Class B Stock)	431,600
9,200	Rockwell Automation, Inc.(a)	290,628

		1,391,981

Electronic Equipment & Instruments 2.6%
28,800	Arrow Electronics, Inc.*	654,912
42,400	Avnet, Inc.*	928,136
47,000	Ingram Micro, Inc. (Class A Stock)*	682,440
46,700	Jabil Circuit, Inc.	378,270
12,000	Tech Data Corp.*	345,480

		2,989,238

Energy Equipment & Services 3.6%
41,600	BJ Services Co.(a)	577,824
16,300	Helmerich & Payne, Inc.(a)	502,366
34,800	Nabors Industries Ltd. (Bermuda)*(a)	529,308
5,300	Noble Corp. (Switzerland)	144,849
33,800	Patterson-UTI Energy, Inc.	429,598
15,900	Rowan Cos., Inc.	248,199
9,500	SEACOR Holdings, Inc.*(a)	624,340

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	9

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
16,100	Tidewater, Inc.(a)	$696,325
11,700	Unit Corp.*	319,293

		4,072,102

Exchange Traded Fund 1.3%
53,200	iShares Russell Midcap Value Index Fund(a)	1,490,664

Food & Staples Retailing 2.3%
21,000	Kroger Co. (The)	454,020
67,800	Safeway, Inc.	1,339,050
48,300	SUPERVALU, Inc.	789,705

		2,582,775

Food Products 1.0%
13,200	Bunge Ltd. (Bermuda)(a)	633,732
2,900	Dean Foods Co.*	60,030
61,300	Del Monte Foods Co.	462,815

		1,156,577

Gas Utilities 2.1%
33,300	Atmos Energy Corp.	822,843
21,500	Energen Corp.	776,580
21,600	ONEOK, Inc.	565,272
11,300	UGI Corp.	259,222

		2,423,917

Healthcare Equipment & Supplies 0.8%
26,200	Hill-Rom Holdings, Inc.	340,076
19,200	Kinetic Concepts, Inc.*(a)	475,392
1,400	Teleflex, Inc.	60,172

		875,640

Healthcare Providers & Services 4.2%
12,700	Aetna, Inc.	279,527
51,000	CIGNA Corp.	1,005,210
22,600	Community Health Systems, Inc.*	516,184
34,800	Coventry Health Care, Inc.*	553,668
18,800	Health Net, Inc.*	271,472
30,700	LifePoint Hospitals, Inc.*(a)	793,595
21,400	Lincare Holdings, Inc.*(a)	516,382

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
33,900	Omnicare, Inc.(a)	$871,569

		4,807,607

Healthcare Technology 0.2%
17,800	IMS Health, Inc.	223,568

Hotels, Restaurants & Leisure 2.4%
33,000	Brinker International, Inc.	584,760
10,200	Carnival Corp. (Panama)	274,176
17,600	Darden Restaurants, Inc.(a)	650,672
17,400	International Speedway Corp. (Class A Stock)	412,032
30,400	Royal Caribbean Cruises Ltd. (Liberia)(a)	447,792
17,200	Starwood Hotels & Resorts Worldwide, Inc.	358,792

		2,728,224

Household Durables 4.1%
14,700	Black & Decker Corp. (The)	592,410
22,700	Fortune Brands, Inc.	892,337
7,100	Jarden Corp.*	142,710
5,500	Leggett & Platt, Inc.	78,980
15,200	Mohawk Industries, Inc.*(a)	719,112
22,800	Newell Rubbermaid, Inc.	238,260
800	NVR, Inc.*	404,296
16,900	Stanley Works (The)(a)	642,707
13,200	Toll Brothers, Inc.*	267,432
14,400	Whirlpool Corp.(a)	650,304

		4,628,548

Independent Power Producers & Energy Traders 0.2%
20,800	Mirant Corp.*	264,784

Industrial Conglomerates 0.4%
17,700	Carlisle Cos., Inc.	402,675

Insurance 8.3%
15,100	Allied World Assurance Co. Holdings Ltd. (Bermuda)	560,814
34,200	American Financial Group, Inc.	601,236
11,200	Arch Capital Group Ltd. (Bermuda)*	647,136
21,400	AXIS Capital Holdings Ltd. (Bermuda)	527,296
25,800	Cincinnati Financial Corp.	617,910

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	11

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Insurance (cont’d.)
13,300	CNA Financial Corp.	$159,201
29,500	Endurance Specialty Holdings Ltd. (Bermuda)	771,720
27,700	First American Corp.	777,816
10,400	Hanover Insurance Group, Inc. (The)	311,792
27,600	HCC Insurance Holdings, Inc.	660,192
500	Markel Corp.*	143,500
13,500	PartnerRe Ltd. (Bermuda)	920,565
6,400	RenaissanceRe Holdings Ltd. (Bermuda)	311,424
18,000	StanCorp Financial Group, Inc.	493,740
19,100	Unitrin, Inc.	324,700
51,600	Unum Group	843,144
34,100	W.R. Berkely Corp.	815,331

		9,487,517

IT Services 2.0%
14,800	Affiliated Computer Services, Inc. (Class A Stock)*	716,024
4,200	Alliance Data Systems Corp.*(a)	175,854
31,400	Computer Sciences Corp.*(a)	1,160,544
5,600	Fiserv, Inc.*	208,992

		2,261,414

Machinery 3.5%
22,800	Crane Co.	526,452
17,300	Eaton Corp.	757,740
20,400	Kennametal, Inc.	417,180
13,750	PACCAR, Inc.(a)	487,300
9,500	Parker Hannifin Corp.(a)	430,825
27,300	Terex Corp.*(a)	376,740
32,400	Timken Co.	520,992
300	Toro Co. (The)(a)	9,114
28,800	Trinity Industries, Inc.	420,768

		3,947,111

Media 1.4%
17,500	DISH Network Corp. (Class A Stock)*	231,875
26,800	McGraw-Hill Cos., Inc. (The)	808,020
20,300	Meredith Corp.	509,124

		1,549,019

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Metals & Mining 1.9%
14,900	Allegheny Technologies, Inc.	$487,677
25,200	Carpenter Technology Corp.	520,884
8,833	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	376,727
16,100	Reliance Steel & Aluminum Co.(a)	567,203
19,900	Steel Dynamics, Inc.(a)	247,755

		2,200,246

Multi-Line Retail 2.1%
33,000	JC Penney Co., Inc.	1,012,770
14,900	Kohl’s Corp.*(a)	675,715
42,900	Macy’s, Inc.	586,872
6,400	Nordstrom, Inc.(a)	144,832

		2,420,189

Multi-Utilities 7.9%
26,200	Ameren Corp.	603,124
54,900	CenterPoint Energy, Inc.	584,136
24,400	DTE Energy Co.	721,508
26,400	MDU Resources Group, Inc.	463,848
83,300	NiSource, Inc.	915,467
15,100	OGE Energy Corp.	388,221
50,000	PG&E Corp.	1,856,000
28,100	SCANA Corp.	849,182
8,800	Sempra Energy	404,976
36,800	TECO Energy, Inc.	389,712
18,000	Vectren Corp.	399,060
73,300	Xcel Energy, Inc.	1,351,652

		8,926,886

Office Electronics 0.3%
52,400	Xerox Corp.	320,164

Oil, Gas & Consumable Fuels 4.8%
23,100	Cimarex Energy Co.(a)	621,390
10,100	Frontline Ltd. (Bermuda)(a)	203,313
4,000	Hess Corp.	219,160
8,000	Holly Corp.	167,680
6,000	Murphy Oil Corp.	286,260
22,700	Newfield Exploration Co.*(a)	707,786
23,000	Noble Energy, Inc.	1,305,250

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	13

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
11,800	Overseas Shipholding Group, Inc.	$338,778
3,057	Plains Exploration & Production Co.*	57,686
30,600	Southern Union Co.	486,846
10,800	St. Mary Land & Exploration Co.	192,996
16,800	Sunoco, Inc.(a)	445,368
12,900	Talisman Energy, Inc. (Canada)	161,766
14,800	Tesoro Corp.	225,700

		5,419,979

Paper & Forest Products 0.6%
55,300	International Paper Co.(a)	700,098

Personal Products 0.7%
11,500	Herbalife Ltd. (Cayman Islands)(a)	227,930
21,600	NBTY, Inc.*(a)	559,656

		787,586

Pharmaceuticals 1.5%
25,800	Endo Pharmaceuticals Holdings, Inc.*(a)	426,732
39,300	Forest Laboratories, Inc.*	852,417
49,100	King Pharmaceuticals, Inc.*	386,908

		1,666,057

Professional Services 0.6%
15,300	Manpower, Inc.	659,277

Real Estate Investment Trusts 2.4%
33,900	Annaly Capital Management, Inc.	476,973
9,300	Boston Properties, Inc.(a)	459,606
52,500	Hospitality Properties Trust(a)	642,600
106,400	Host Hotels & Resorts, Inc.(a)	818,216
21,300	SL Green Realty Corp.(a)	376,158

		2,773,553

Real Estate Management & Development 0.4%
15,000	Jones Lang LaSalle, Inc.(a)	484,050

Road & Rail 0.8%
18,800	Con-Way, Inc.	465,864
16,300	Ryder System, Inc.	451,347

		917,211

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.2%
16,200	Lam Research Corp.*(a)	$451,656
37,900	National Semiconductor Corp.(a)	468,823
22,500	Novellus Systems, Inc.*	406,350

		1,326,829

Specialty Retail 3.2%
8,700	Abercrombie & Fitch Co. (Class A Stock)(a)	235,422
18,300	American Eagle Outfitters, Inc.	271,206
18,400	Barnes & Noble, Inc.	480,608
30,300	Foot Locker, Inc.	360,267
46,400	Gap, Inc. (The)	721,056
30,500	Limited Brands, Inc.	348,310
32,700	RadioShack Corp.	460,416
7,100	Sherwin-Williams Co. (The)	402,144
7,800	TJX Cos., Inc.	218,166
11,000	Williams-Sonoma, Inc.(a)	154,000

		3,651,595

Thrifts & Mortgage Finance 0.1%
13,100	Astoria Financial Corp.	108,206

Trading Companies & Distributors 0.7%
13,800	GATX Corp.(a)	415,518
12,700	WESCO International, Inc.*(a)	330,200

		745,718

Wireless Telecommunication Services 0.4%
24,200	NII Holdings, Inc.*	391,072
2,600	Telephone & Data Systems, Inc.	74,541

		465,613

	TOTAL LONG-TERM INVESTMENTS (cost $155,159,040)	113,065,697

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	15

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 2)

SHORT-TERM INVESTMENT 23.7%

Affiliated Money Market Mutual Fund
26,923,097	Dryden Core Investment Fund - Taxable Money Market Series (cost $26,923,097; includes $26,074,799 of cash collateral for securities on loan)(b)(c)	$26,923,097

	TOTAL INVESTMENTS 123.2% (cost $182,082,137; Note 6)	139,988,794
	Liabilities in excess of other assets (23.2)%	(26,404,311)

	NET ASSETS 100.0%	$113,584,483

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,145,175; cash collateral of $26,074,799 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$139,988,794	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$139,988,794	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (23.0% represents investments purchased with collateral from securities on loan)	23.7%
Insurance	8.3
Multi-Utilities	7.9
Electric Utilities	5.4
Oil, Gas & Consumable Fuels	4.8
Healthcare Providers & Services	4.2
Household Durables	4.1
Commercial Banks	3.8
Chemicals	3.8
Beverages	3.7
Energy Equipment & Services	3.6
Machinery	3.5
Specialty Retail	3.2
Commercial Services & Supplies	2.7
Electronic Equipment & Instruments	2.6
Real Estate Investment Trusts	2.4
Hotels, Restaurants & Leisure	2.4
Food & Staples Retailing	2.3
Gas Utilities	2.1
Multi-Line Retail	2.1
Diversified Telecommunication Services	2.0
IT Services	2.0
Metals & Mining	1.9

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	17

Portfolio of Investments

April 30, 2009 (Unaudited) continued

Industry (cont’d.)
Containers & Packaging	1.7%
Computers & Peripherals	1.6
Pharmaceuticals	1.5
Media	1.4
Exchange Traded Funds	1.3
Electrical Equipment	1.2
Semiconductors & Semiconductor Equipment	1.2
Capital Markets	1.1
Food Products	1.0
Auto Components	0.8
Road & Rail	0.8
Healthcare Equipment & Supplies	0.8
Personal Products	0.7
Trading Companies & Distributors	0.7
Paper & Forest Products	0.6
Professional Services	0.6
Aerospace & Defense	0.4
Real Estate Management & Development	0.4
Wireless Telecommunication Services	0.4
Communications Equipment	0.4
Industrial Conglomerates	0.4
Consumer Finance	0.3
Office Electronics	0.3
Independent Power Producers & Energy Traders	0.2
Airlines	0.2
Healthcare Technology	0.2
Automobiles	0.2
Building Products	0.2
Thrifts & Mortgage Finance	0.1

123.2
Liabilities in excess of other assets	(23.2)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Mid Cap Value Fund

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $25,145,175:
Unaffiliated Investments (cost $155,159,040)	$113,065,697
Affiliated Investments (cost $26,923,097)	26,923,097
Dividends and interest receivable	134,674
Receivable for Fund shares sold	33,341
Prepaid expenses	1,055

Total assets	140,157,864

Liabilities
Payable to broker for collateral for securities on loan	26,074,799
Accrued expenses	199,319
Payable for Fund shares redeemed	121,994
Advisory fee payable	78,727
Distribution fee payable	45,140
Affiliated transfer agent fee payable	31,043
Payable to custodian	17,538
Deferred directors’ fee	4,821

Total liabilities	26,573,381

Net Assets	$113,584,483

Net assets were comprised of:
Common stock, at $.001 par value	$13,838
Paid-in capital in excess of par	177,300,428

177,314,266
Undistributed net investment income	78,061
Accumulated net realized loss on investment transactions	(21,714,501)
Net unrealized depreciation on investments	(42,093,343)

Net assets, April 30, 2009	$113,584,483

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($39,203,953 ÷ 4,549,184 shares of common stock issued and outstanding)	$8.62
Maximum Sales Charge (5.5% of offering price)	.50

Offering Price Per Share	$9.12

Class B:
Net asset value, offering price and redemption price per share ($14,838,084 ÷ 1,893,132 shares of common stock issued and outstanding)	$7.84

Class C:
Net asset value, offering price and redemption price per share ($24,571,362 ÷ 3,140,062 shares of common stock issued and outstanding)	$7.83

Class L:
Net asset value, offering price and redemption price per share ($10,378,104 ÷ 1,224,642 shares of common stock issued and outstanding)	$8.47

Class M:
Net asset value, offering price and redemption price per share ($11,745,024 ÷ 1,491,934 shares of common stock issued and outstanding)	$7.87

Class X:
Net asset value, offering price and redemption price per share ($5,199,933 ÷ 656,524 shares of common stock issued and outstanding)	$7.92

Class Z:
Net asset value, offering price and redemption price per share ($7,648,023 ÷ 882,771 shares of common stock issued and outstanding)	$8.66

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	21

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Investment income
Unaffiliated dividend income (net of foreign withholding tax of $157)	$1,914,791
Affiliated income from securities loaned, net	102,080
Affiliated dividend income	9,791

Total income	2,026,662

Expenses
Advisory fee	484,272
Distribution fee—Class A	41,846
Distribution fee—Class B	69,826
Distribution fee—Class C	117,537
Distribution fee—Class L	25,060
Distribution fee—Class M	17,780
Distribution fee—Class X	6,744
Transfer agent’s fee and expenses (includes affiliated expenses of $90,600)	234,000
Registration fees	45,000
Custodian’s fees and expenses	34,000
Reports to shareholders	29,000
Legal fees and expenses	11,000
Audit fee	10,000
Directors’ fees	9,000
Miscellaneous	7,975

Total expenses	1,143,040

Net investment income	883,622

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investments	(20,434,856)
Net change in unrealized appreciation (depreciation) on investments	14,450,805

Net loss on investments	(5,984,051)

Net Decrease In Net Assets Resulting From Operations	$(5,100,429)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$883,622	$1,931,987
Net realized loss on investments transactions	(20,434,856)	(846,402)
Net change in unrealized appreciation (depreciation) on investments	14,450,805	(84,857,611)

Net decrease in net assets resulting from operations	(5,100,429)	(83,772,026)

Dividends and Distributions (Note 2)
Dividends from net investment income
Class A	(769,488)	(189,476)
Class B	(227,132)	—
Class C	(382,279)	—
Class L	(217,883)	(31,512)
Class M	(399,054)	—
Class X	(163,017)	(92,430)
Class Z	(193,661)	(78,231)

Total dividends	(2,352,514)	(391,649)

Distributions from net realized gains
Class A	—	(11,309,130)
Class B	—	(8,459,871)
Class C	—	(14,447,216)
Class L	—	(5,905,852)
Class M	—	(14,894,261)
Class X	—	(3,280,759)
Class Z	—	(2,776,295)

Total distributions	—	(61,073,384)

Capital Contributions
Class M	36,747	52,049
Class X	5,634	1,362

	42,381	53,411

Fund share transactions (Note 5)
Net proceeds from shares sold	4,945,124	12,570,751
Net asset value of shares issued in reinvestment of dividends and distributions	2,214,203	56,896,231
Cost of shares redeemed	(15,950,270)	(85,542,769)

Decrease in net assets from Fund share transactions	(8,790,943)	(16,075,787)

Total decrease in net assets	(16,201,505)	(161,259,435)

Net Assets
Beginning of period	129,785,988	291,045,423

End of period(a)	$113,584,483	$129,785,988

(a) Includes undistributed net investment income of:	$78,061	$1,546,953

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	23

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2009, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Dryden Mid Cap Value (the “Fund”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by

24	Visit our website at www.jennisondryden.com

events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive

Dryden Mid Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of .90 of 1% of the average daily net assets of the Fund up to $500 million, .85 of 1% of the next $500 million and .80 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended April 30, 2009.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”) both affiliates of the Manager and an indirect, wholly-owned subsidiary of Prudential, serves as the distributor for the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to .30%, 1.00%, 1.00%, .50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. Through February 28, 2010, PIMS has contractually agreed to limit such fees to .25% of 1% of the average daily net assets of Class A shares.

Dryden Mid Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

During the six months ended April 30, 2009, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were approximately as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$9,300	$100	$3,900	$400	$6,000	$600

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended April 30, 2009.

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009 the Fund incurred approximately $32,900 in total networking fees of which approximately $12,100 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2009, PIM has been compensated approximately $42,700 for these services.

5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners and JennisonDryden Funds. Class X shares are closed to new purchases. The authorized capital stock of the Fund is 5.5 billion shares, with a par value of $.001 per share. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Transactions in shares of capital stock, during the six months ended April 30, 2009, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	366,720	$2,839,045
Shares issued in reinvestment of dividends and distributions	88,784	728,916
Shares reacquired	(678,727)	(5,217,950)

Net increase (decrease) in shares outstanding before conversion	(223,223)	(1,649,989)
Shares issued upon conversion from Class B, Class M and Class X	788,655	6,251,286

Net increase (decrease) in shares outstanding	565,432	$4,601,297

Year ended October 31, 2008:
Shares sold	460,650	$5,841,849
Shares issued in reinvestment of dividends and distributions	839,400	10,962,780
Shares reacquired	(1,505,353)	(18,897,048)

Net increase (decrease) in shares outstanding before conversion	(205,303)	(2,092,419)
Shares issued upon conversion from Class B, Class M and Class X	1,205,748	15,508,519

Net increase (decrease) in shares outstanding	1,000,445	$13,416,100

Dryden Mid Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2009:
Shares sold	27,973	$203,688
Shares issued in reinvestment of dividends and distributions	27,766	207,692
Shares reacquired	(214,355)	(1,510,583)

Net increase (decrease) in shares outstanding before conversion	(158,616)	(1,099,203)
Shares reacquired upon conversion into Class A	(12,829)	(90,751)

Net increase (decrease) in shares outstanding	(171,445)	$(1,189,954)

Year ended October 31, 2008:
Shares sold	71,665	$836,744
Shares issued in reinvestment of dividends and distributions	634,097	7,552,019
Shares reacquired	(944,071)	(11,396,520)

Net increase (decrease) in shares outstanding before conversion	(238,309)	(3,007,757)
Shares reacquired upon conversion into Class A	(73,780)	(884,958)

Net increase (decrease) in shares outstanding	(312,089)	$(3,892,715)

Class C
Six months ended April 30, 2009:
Shares sold	60,593	$436,788
Shares issued in reinvestment of dividends and distributions	47,364	353,811
Shares reacquired	(477,334)	(3,351,836)

Net increase (decrease) in shares outstanding	(369,377)	$(2,561,237)

Year ended October 31, 2008:
Shares sold	93,684	$1,103,017
Shares issued in reinvestment of dividends and distributions	1,122,284	13,343,962
Shares reacquired	(1,654,487)	(19,618,780)

Net increase (decrease) in shares outstanding	(438,519)	$(5,171,801)

Class L
Six months ended April 30, 2009:
Shares sold	4,897	$40,850
Shares issued in reinvestment of dividends and distributions	24,680	199,418
Shares reacquired	(210,609)	(1,639,218)

Net increase (decrease) in shares outstanding	(181,032)	$(1,398,950)

Year ended October 31, 2008:
Shares sold	10,511	$128,783
Shares issued in reinvestment of dividends and distributions	419,371	5,389,072
Shares reacquired	(631,440)	(7,889,112)

Net increase (decrease) in shares outstanding	(201,558)	$(2,371,257)

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Class M	Shares	Amount
Six months ended April 30, 2009:
Shares sold	51,268	$374,777
Shares issued in reinvestment of dividends and distributions	49,934	373,507
Shares reacquired	(308,264)	(2,177,216)

Net increase (decrease) in shares outstanding before conversion	(207,062)	(1,428,932)
Shares reacquired upon conversion into Class A	(758,328)	(5,502,815)

Net increase (decrease) in shares outstanding	(965,390)	$(6,931,747)

Year ended October 31, 2008:
Shares sold	54,013	$609,878
Shares issued in reinvestment of dividends and distributions	1,140,167	13,533,787
Shares reacquired	(1,600,638)	(18,748,188)

Net increase (decrease) in shares outstanding before conversion	(406,458)	(4,604,523)
Shares reacquired upon conversion into Class A	(1,223,278)	(14,289,388)

Net increase (decrease) in shares outstanding	(1,629,736)	$(18,893,911)

Class X
Six months ended April 30, 2009:
Shares sold	3,572	$28,747
Shares issued in reinvestment of dividends and distributions	21,495	162,070
Shares reacquired	(101,391)	(698,319)

Net increase (decrease) in shares outstanding before conversion	(76,324)	(507,502)
Shares reacquired upon conversion into Class A	(92,194)	(657,720)

Net increase (decrease) in shares outstanding	(168,518)	$(1,165,222)

Year ended October 31, 2008:
Shares sold	3,280	$33,043
Shares issued in reinvestment of dividends and distributions	277,149	3,331,338
Shares reacquired	(331,877)	(3,990,471)

Net increase (decrease) in shares outstanding before conversion	(51,448)	(626,090)
Shares reacquired upon conversion into Class A	(29,202)	(334,173)

Net increase (decrease) in shares outstanding	(80,650)	$(960,263)

Class Z
Six months ended April 30, 2009:
Shares sold	138,952	$1,021,229
Shares issued in reinvestment of dividends and distributions	22,911	188,789
Shares reacquired	(171,921)	(1,355,148)

Net increase (decrease) in shares outstanding	(10,058)	$(145,130)

Year ended October 31, 2008:
Shares sold	335,270	$4,017,437
Shares issued in reinvestment of dividends and distributions	212,140	2,783,273
Shares reacquired	(403,171)	(5,002,650)

Net increase (decrease) in shares outstanding	144,239	$1,798,060

Dryden Mid Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2009 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$182,734,049	$4,091,893	$(46,837,148)	$(42,745,255)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2008 of approximately $567,000 which expires in 2016.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2009, were $16,530,105 and $25,299,870, respectively.

8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative

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agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Dryden Mid Cap Value Fund	33

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.07

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investments	(0.33)

Total from investment operations	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	(0.19)
Distributions from net realized gains	—

Total dividends and distributions	(0.19)

Net asset value, end of period	$8.62

Total Return(a)	(2.75)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39.2
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.86	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.86	%(b)
Net investment income (loss)	1.83	%(b)
Portfolio turnover rate	15	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended October 31,				April 12, 2004(d) through October 31, 2004(e)
2008(e)	2007(e)	2006(e)	2005

$18.38	$18.26	$20.12	$19.33	$18.92

0.15	0.06	0.02	(0.07)	(0.03)
(5.65)	1.68	2.10	3.11	0.44

(5.50)	1.74	2.12	3.04	0.41

(0.06)	—	—	—	—
(3.75)	(1.62)	(3.98)	(2.25)	—

(3.81)	(1.62)	(3.98)	(2.25)	—

$9.07	$18.38	$18.26	$20.12	$19.33

(36.25)%	9.78%	12.24%	16.74%	2.17%

$36.1	$54.8	$45.2	$20.2	$13.7

1.53%	1.48%	1.46%	1.60%	1.60	%(b)
1.53%	1.48%	1.46%	1.65%	1.64	%(b)
1.18%	0.34%	0.13%	(0.26)%	(0.29	)%(b)
37%	78%	80%	98%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	35

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.22

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(0.31)

Total from investment operations	(0.27)

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—

Total dividends and distributions	(0.11)

Net asset value, end of period	$7.84

Total Return(a)	(3.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.8
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.61	%(b)
Expenses before advisory fee waiver and expense reimbursement	2.61	%(b)
Net investment income (loss)	1.18	%(b)
Portfolio turnover rate	15	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended October 31,				April 12, 2004(d) through October 31, 2004(e)
2008(e)	2007(e)	2006(e)	2005

$17.07	$17.19	$19.28	$18.74	$18.43

0.05	(0.07)	(0.11)	(0.17)	(0.11)
(5.15)	1.57	2.00	2.96	0.42

(5.10)	1.50	1.89	2.79	0.31

—	—	—	—	—
(3.75)	(1.62)	(3.98)	(2.25)	—

(3.75)	(1.62)	(3.98)	(2.25)	—

$8.22	$17.07	$17.19	$19.28	$18.74

(36.69)%	8.99%	11.36%	15.85%	1.68%

$17.0	$40.6	$47.7	$3.5	$1.1

2.28%	2.23%	2.21%	2.35%	2.35	%(b)
2.28%	2.23%	2.21%	2.40%	2.39	%(b)
0.43%	(0.42)%	(0.67)%	(1.02)%	(1.07	)%(b)
37%	78%	80%	98%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	37

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.20

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(0.30)

Total from investment operations	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—

Total dividends and distributions	(0.11)

Net Asset Value, end of period	$7.83

Total Return(a)	(3.07)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.61	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.61	%(d)
Net investment income (loss)	1.18	%(d)
Portfolio turnover rate	15	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$17.05	$17.17	$19.25	$18.73	$16.40

0.05	(0.07)	(0.10)	(0.21)	(0.18)
(5.15)	1.57	2.00	2.98	2.66

(5.10)	1.50	1.90	2.77	2.48

—	—	—	—	—
(3.75)	(1.62)	(3.98)	(2.25)	(0.15)

(3.75)	(1.62)	(3.98)	(2.25)	(0.15)

$8.20	$17.05	$17.17	$19.25	$18.73

(36.74)%	9.00%	11.45%	15.75%	15.21%

$28.8	$67.3	$80.2	$56.0	$58.6

2.28%	2.23%	2.21%	2.35%	2.35%
2.28%	2.23%	2.21%	2.40%	2.39%
0.42%	(0.42)%	(0.58)%	(1.03)%	(1.02)%
37%	78%	80%	98%	80%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class L(c)
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.91

Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investments	(0.34)

Total from investment operations	(0.28)

Less Dividends and Distributions:
Dividends from net investment income	(0.16)
Distributions from net realized gains	—

Total dividends and distributions	(0.16)

Net asset value, end of period	$8.47

Total Return(a)	(3.03)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.4
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	2.11	%(e)
Expenses before advisory fee waiver and expense reimbursement	2.11	%(e)
Net investment income (loss)	1.68	%(e)
Portfolio turnover rate	15	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

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Class L(c)
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$18.12	$18.07	$19.98	$19.28	$16.79

0.12	0.01	— *	(0.10)	(0.10)
(5.56)	1.66	2.07	3.05	2.74

(5.44)	1.67	2.07	2.95	2.64

(0.02)	—	—	—	—
(3.75)	(1.62)	(3.98)	(2.25)	(0.15)

(3.77)	(1.62)	(3.98)	(2.25)	(0.15)

$8.91	$18.12	$18.07	$19.98	$19.28

(36.41)%	9.54%	11.99%	16.29%	15.81%

$12.5	$29.1	$38.3	$49.1	$68.0

1.78%	1.73%	1.71%	1.85%	1.85%
1.78%	1.73%	1.71%	1.90%	1.89%
0.93%	0.08%	(0.01)%	(0.53)%	(0.53)%
37%	78%	80%	98%	80%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class M(c)
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investments	(0.31)

Total from investment operations	(0.24)

Less Dividends and Distributions:
Dividends from net investment income	(0.18)
Distributions from net realized gains	—

Total dividends and distributions	(0.18)

Capital contributions	0.02

Net asset value, end of period	$7.87

Total Return(a)	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.86	%(g)
Expenses before advisory fee waiver and expense reimbursement	1.86	%(g)
Net investment income (loss)	2.01	%(g)
Portfolio turnover rate	15	%(h)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. If the manager had not adjusted the Fund, the per share operating performance would reflect a net investment loss, net realized and unrealized gain on investments and distributions from net unrealized gains of $(0.07), $1.56 and $(1.62), respectively. Furthermore, the annual expenses (both after and before fee waiver and expense reimbursement) and net investment income ratios would have been 2.23%, 2.23% and (0.43)%, respectively and the ending net asset value would be $17.03 for the year ended October 31, 2007.
(f)	Total Return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits. If the manager had not adjusted the Fund, the total return would have been 8.95% for the year ended October 31, 2007.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

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Class M(c)
Year Ended October 31,
2008(b)	2007(b)(e)		2006(b)	2005	2004(b)

$17.06	$17.16		$19.25	$18.73	$16.40

0.14	0.02		(0.09)	(0.22)	(0.18)
(5.10)	1.60		1.98	2.99	2.66

(4.96)	1.62		1.89	2.77	2.48

—	—		—	—	—
(3.84)	(1.74)		(3.98)	(2.25)	(0.15)

(3.84)	(1.74)		(3.98)	(2.25)	(0.15)

0.01	0.02		—	—	—

$8.27	$17.06		$17.16	$19.25	$18.73

(35.54)%	9.92	%(f)	11.38%	15.75%	15.21%

$20.3	$69.7		$107.8	$138.4	$147.1

1.67%	1.69%		2.21%	2.35%	2.35%
1.67%	1.69%		2.21%	2.40%	2.39%
1.17%	0.11%		(0.51)%	(1.03)%	(1.02)%
37%	78%		80%	98%	80%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	43

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.37

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investments	(0.32)

Total from investment operations	(0.25)

Less Dividends and Distributions:
Dividends from net investment income	(0.21)
Distributions from net realized gains	—

Total dividends and distributions	(0.21)

Capital contributions	0.01

Net asset value, end of period	$7.92

Total Return(a)	(2.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.2
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.86	%(g)
Expenses before advisory fee waiver and expense reimbursement	1.86	%(g)
Net investment income (loss)	1.96	%(g)
Portfolio turnover rate	15	%(h)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

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Class X
Year Ended October 31,
2008(b)	2007(b)(f)	2006(b)(f)	2005(f)	2004(b)

$17.29	$17.23	$19.19	$18.69	$16.37

0.15	0.10	0.05	(0.21)	(0.18)
(5.21)	1.58	1.97	2.97	2.65

(5.06)	1.68	2.02	2.76	2.47

(0.11)	—	—	—	—
(3.75)	(1.62)	(3.98)	(2.26)	(0.15)

(3.86)	(1.62)	(3.98)	(2.26)	(0.15)

— (e)	— (e)	— (e)	— (e)	—

$8.37	$17.29	$17.23	$19.19	$18.69

(36.07)%	10.04%	12.33%	15.67%	15.18	%(c)

$6.9	$15.7	$19.7	$24.8	$26.4

1.48%	1.23%	1.38%	2.32%	2.35%
1.48%	1.23%	1.38%	2.37%	2.39%
1.23%	0.58%	0.32%	(0.99)%	(1.02)%
37%	78%	80%	98%	80%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.14

Income (loss) from investment operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments	(0.34)

Total from investment operations	(0.26)

Less Dividends and Distributions:
Dividends from net investment income	(0.22)
Distributions from net realized gains	—

Total dividends and distributions	(0.22)

Net asset value, end of period	$8.66

Total Return(a)	(2.73)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.6
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.61	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.61	%(b)
Net investment income	2.17	%(b)
Portfolio turnover rate	15	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,		November 28, 2005(d) through October 31, 2006(e)
2008(e)	2007(e)

$18.50	$18.30	$17.08

0.18	0.11	0.05
(5.68)	1.71	1.17

(5.50)	1.82	1.22

(0.11)	—	—
(3.75)	(1.62)	—

(3.86)	(1.62)	—

$9.14	$18.50	$18.30

(36.08)%	10.24%	7.14%

$8.2	$13.8	$12.4

1.28%	1.23%	1.21	%(b)
1.28%	1.23%	1.21	%(b)
1.43%	0.58%	0.32	%(b)
37%	78%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Mid Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Mid Cap Value Fund
Share Class	A	B	C	L*	M**	X**	Z
NASDAQ	SPRAX	SVUBX	NCBVX	NABVX	NBBVX	NBVZX	SPVZX
CUSIP	86277E807	86277E872	86277E856	86277E880	86277E864	86277E849	86277E435

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

MF202E2    0154141-00001-00

APRIL 30, 2009	SEMIANNUAL REPORT

Jennison Equity Income Fund

FUND TYPE

Equity income

OBJECTIVE

Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Equity Income Fund

Jennison Equity Income Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Income Fund is income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.87%; Class B, 2.57%; Class C, 2.57%; Class L, 2.07%; Class M, 2.57%; Class X, 2.57%; Class Z, 1.57%. Net operating expenses apply to: Class A, 1.41%; Class B, 2.16%; Class C, 2.16%; Class L, 1.66%; Class M, 2.16%; Class X, 2.16%; Class Z, 1.16%, after contractual reduction through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A2	1.56%	–30.84%	–2.30%	N/A	–5.53% (4/12/04)
Class B3	1.25	–31.30	–6.10	N/A	–9.21 (4/12/04)
Class C	1.25	–31.29	–6.11	1.17%	—
Class L2	1.40	–31.05	–3.76	6.19	—
Class M3	1.13	–31.38	–6.14	1.05	—
Class X	1.25	–31.15	–5.82	1.32	—
Class Z	1.60	N/A	N/A	N/A	–26.51 (8/25/08)
Lipper Equity Income Funds Index[4]	–8.73	–35.20	–10.23	–5.99	*
S&P 500 Index[5]	–8.52	–35.29	–12.78	–22.19	**
Lipper Average[6]	–9.06	–34.17	–7.51	2.07	***

Average Annual Total Returns[7] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A2		–36.92%	N/A	N/A	–3.79% (4/12/04)
Class B3		–36.96	N/A	N/A	–3.60 (4/12/04)
Class C		–34.38	–3.12%	0.03%	—
Class L2		–37.29	–3.78	–0.08	—
Class M3		–37.68	–3.39	0.02	—
Class X		–37.47	–3.47	0.04	—
Class Z		N/A	N/A	N/A	N/A (8/25/08)
Lipper Equity Income Funds Index[4]		–38.12	–4.22	–0.83	*
S&P 500 Index[5]		–38.06	–4.76	–3.00	**
Lipper Average[6]		–37.14	–3.71	–0.17	***

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe.

5The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

6Funds in the Lipper Equity Income Category Average (Lipper Average) seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.

7The average annual total returns take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%. Class Z shares are not subject to a 12b-1 fee.

*Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –11.74% for Class A and Class B; and –29.66% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –4.22% for Class A and Class B. Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –14.15% for Class A and Class B; and –30.65% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –4.76% for Class A and Class B. Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/09 are –9.26% for Class A and Class B; and –28.96% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –3.71% for Class A and Class B. Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
Goldman Sachs Group, Inc. (The), Capital Markets	3.5%
B&G Foods, Inc., Food Products	2.8
Consolidated Communications Holdings, Inc., Diversified Telecommunication Services	2.5
ConAgra Foods, Inc., Food Products	2.4
Annaly Capital Management, Inc., Real Estate Investment Trusts	2.2

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Income Fund		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,015.60	1.41%	$7.05
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

Class B	Actual	$1,000.00	$1,012.50	2.16%	$10.78
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class C	Actual	$1,000.00	$1,012.50	2.16%	$10.78
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class L	Actual	$1,000.00	$1,014.00	1.66%	$8.29
	Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30

Class M	Actual	$1,000.00	$1,011.30	2.16%	$10.77
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class X	Actual	$1,000.00	$1,012.50	2.16%	$10.78
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class Z	Actual	$1,000.00	$1,016.00	1.16%	$5.80
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

April 30, 2009 (Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS 95.1%
COMMON STOCKS 89.9%

Beverages 1.6%
Molson Coors Brewing Co. (Class B Stock)	48,100	$1,839,825

Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	30,600	3,932,100

Commercial Services & Supplies 4.4%
BFI Canada Ltd. (Canada)	203,500	1,679,775
Republic Services, Inc.	85,300	1,791,300
Waste Management, Inc.	53,500	1,426,845

		4,897,920

Communications Equipment 2.0%
QUALCOMM, Inc.	52,600	2,226,032

Diversified Financial Services 1.6%
TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(c)(d)	100,000	1,806,000

Diversified Telecommunication Services 14.4%
Alaska Communications Systems Group, Inc.	191,800	1,156,554
AT&T, Inc.	86,000	2,203,320
BCE, Inc. (Canada)	25,400	543,560
CenturyTel, Inc.(a)	67,900	1,843,485
Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	96,169	1,817,594
Consolidated Communications Holdings, Inc.	248,200	2,792,250
Deutsche Telekom AG (Germany)	146,000	1,765,599
France Telecom SA (France)	22,900	508,381
Koninklijke (Royal) KPN NV (Netherlands)	68,300	821,125
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	135,000	1,625,400
Telstra Corp. Ltd., ADR (Australia)(a)	92,900	1,128,735

		16,206,003

Electric Utilities 13.2%
American Electric Power Co., Inc.	70,800	1,867,704
Cia Energetica de Minas Gerais, ADR (Brazil)	131,711	1,982,251
Empire District Electric Co. (The)	63,500	950,595
Equatorial Energia SA (Brazil)	272,600	1,697,406

See Notes to Financial Statements.

Jennison Equity Income Fund	7

Portfolio of Investments

April 30, 2009 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Great Plains Energy, Inc.	86,000	$1,244,420
Pepco Holdings, Inc.	64,000	764,800
Portland General Electric Co.	64,600	1,180,242
Progress Energy, Inc.(a)	72,000	2,456,640
Southern Co. (The)	66,400	1,917,632
UniSource Energy Corp.	30,500	802,760

		14,864,450

Food Products 5.9%
B&G Foods, Inc. (Class A Stock)	516,000	3,157,920
Cadbury PLC, ADR (United Kingdom)	24,300	731,187
ConAgra Foods, Inc.	153,200	2,711,640

		6,600,747

Gas Utilities 1.6%
EQT Corp.	16,000	538,080
ONEOK, Inc.	49,900	1,305,883

		1,843,963

Healthcare Equipment & Supplies 0.9%
Baxter International, Inc.	20,700	1,003,950

Household Products 2.0%
Kimberly-Clark Corp.	44,600	2,191,644

Independent Power Producers & Energy Traders 1.4%
Babcock & Brown Wind Partners (Australia)	1,746,512	1,599,289

Machinery 1.5%
New Flyer Industries, Inc. (one share of common stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)(d)	131,200	1,013,713
New Flyer Industries, Inc., 144A (Canada)(d)	79,800	616,573

		1,630,286

Multi-Utilities 7.7%
Centrica PLC (United Kingdom)	426,100	1,424,608
NiSource, Inc.	223,200	2,452,968
NorthWestern Corp.	52,200	1,092,024

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Sempra Energy	46,000	$2,116,920
Xcel Energy, Inc.(a)	84,400	1,556,336

		8,642,856

Oil, Gas & Consumable Fuels 13.2%
ARC Energy Trust, UTS, 144A (Canada)	90,000	1,169,027
Baytex Energy Trust, UTS (Canada)	69,100	955,460
Bonavista Energy Trust, UTS (Canada)	87,000	1,319,618
Copano Energy LLC, UTS (a)	113,315	1,772,247
Crescent Point Energy Trust, UTS (Canada)	60,400	1,423,826
Energy Transfer Equity LP	19,600	502,544
Freehold Royalty Trust, UTS (Canada)	121,800	1,195,238
Pembina Pipeline Income Fund, UTS (Canada)	80,700	909,591
Regency Energy Partners LP	115,870	1,517,897
SemGroup Energy Partners LP(a)	237,500	1,187,500
Vermilion Energy Trust, UTS (Canada)	52,700	1,192,408
Williams Cos., Inc.	75,100	1,058,910
Williams Partners LP	36,900	632,835

		14,837,101

Pharmaceuticals 6.1%
Abbott Laboratories	23,000	962,550
Bristol-Myers Squibb Co.	61,000	1,171,200
Johnson & Johnson	21,200	1,110,032
Roche Holding AG, ADR (Switzerland)	76,400	2,416,532
Wyeth	28,500	1,208,400

		6,868,714

Real Estate Investment Trusts 5.0%
Annaly Capital Management, Inc.(a)	178,800	2,515,716
Chimera Investment Corp.	460,000	1,623,800
Digital Realty Trust, Inc.(a)	42,100	1,516,021

		5,655,537

Tobacco 2.8%
Altria Group, Inc.	82,700	1,350,491
Philip Morris International, Inc.	48,600	1,759,320

		3,109,811

See Notes to Financial Statements.

Jennison Equity Income Fund	9

Portfolio of Investments

April 30, 2009 (Unaudited) continued

				Shares	Value (Note 2)

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Aircastle Ltd.				40,069	$264,455

Transportation Infrastructure 0.9%
Atlantia SpA (Italy)				60,100	1,060,225

TOTAL COMMON STOCKS (cost $131,793,440)					101,080,908

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS 3.3%

Wireless Telecommunication Services 3.3%
NII Holdings, Inc.	3.125%	06/15/12	NR	$2,348	1,714,040
SBA Communications Corp.	4.00	10/01/14	NR	2,000	2,057,500

TOTAL CONVERTIBLE BONDS (cost $3,294,780)					3,771,540

				Shares
PREFERRED STOCK 1.9%

Independent Power Producers & Energy Traders 1.9%
Constellation Energy Group, Inc., 8.625%, 06/15/2013 (a) (cost $1,915,907)				105,539	2,105,503

TOTAL LONG-TERM INVESTMENTS (cost $137,004,127)					106,957,951

SHORT-TERM INVESTMENT 14.4%

Affiliated Money Market Mutual Fund 14.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $16,193,647; includes $11,157,489 of cash collateral for securities on loan)(b)(e)				16,193,647	16,193,647

TOTAL INVESTMENTS(f) 109.5% (cost $153,197,774; Note 5)					123,151,598
Liabilities in excess of other assets (9.5)%					(10,732,050)

NET ASSETS 100.0%					$112,419,548

See Notes to Financial Statements.

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The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

IDS—Income Depositary Receipt

NR—Not Rated by Moody’s or Standard & Poor’s

UTS—Unit Trust Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of April 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $10,482,852; cash collateral of $11,157,489 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,000,000. The aggregate value of $1,806,000 is approximately 1.6% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	As of April 30, 2009, 5 securities representing $5,620,339 and 5.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$113,759,719	—
Level 2—Other Significant Observable Inputs	7,585,879	—
Level 3—Significant Unobservable Inputs	1,806,000	—

Total	$123,151,598	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Jennison Equity Income Fund	11

Portfolio of Investments

April 30, 2009 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 10/31/08	$2,000,000
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(194,000)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 4/30/09	$1,806,000

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Diversified Telecommunication Services	14.4%
Affiliated Money Market Mutual Fund (9.9% represents investments purchased with collateral from securities on loan)	14.4
Electric Utilities	13.2
Oil, Gas & Consumable Fuels	13.2
Multi-Utilities	7.7
Pharmaceuticals	6.1
Food Products	5.9
Real Estate Investment Trusts	5.0
Commercial Services & Supplies	4.4
Capital Markets	3.5
Wireless Telecommunication Services	3.3
Independent Power Producers & Energy Traders	3.3
Tobacco	2.8
Communications Equipment	2.0
Household Products	2.0
Gas Utilities	1.6
Beverages	1.6
Diversified Financial Services	1.6
Machinery	1.5
Transportation Infrastructure	0.9
Healthcare Equipment & Supplies	0.9
Trading Companies & Distributors	0.2

109.5
Liabilities in excess of other assets	(9.5)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2009	SEMI-ANNUAL REPORT

Jennison Equity Income Fund

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $10,482,852:
Unaffiliated Investments (cost $137,004,127)	$106,957,951
Affiliated Investments (cost $16,193,647)	16,193,647
Cash	145,488
Foreign currency, at value (cost $10,625)	10,763
Dividends and interest receivable	1,000,179
Receivable for investments sold	573,109
Receivable for Fund shares sold	136,775
Prepaid expenses	1,015

Total assets	125,018,927

Liabilities
Payable to broker for collateral for securities on loan	11,157,489
Payable for investments purchased	786,382
Accrued expenses	285,453
Payable for Fund shares redeemed	241,908
Distribution fee payable	54,806
Advisory fee payable	44,884
Affiliated transfer agent’s fee	24,650
Deferred directors’ fee	3,807

Total liabilities	12,599,379

Net Assets	$112,419,548

Net assets were comprised of:
Common stock, at $.001 par value	$13,352
Paid-in capital in excess of par	189,750,290

189,763,642
Undistributed net investment income	1,822,981
Accumulated net realized loss on investments and foreign currency transactions	(49,115,471)
Net unrealized appreciation (depreciation) on investments and foreign currencies	(30,051,604)

Net assets, April 30, 2009	$112,419,548

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($48,976,491 ÷ 5,686,585 shares of common stock issued and outstanding)	$8.61
Maximum sales charge (5.5% of offering price)	0.50

Offering price per share	$9.11

Class B:
Net asset value, offering and redemption price per share ($3,193,256 ÷ 389,111 shares of common stock issued and outstanding)	$8.21

Class C:
Net asset value, offering and redemption price per share ($21,445,602 ÷ 2,618,324 shares of common stock issued and outstanding)	$8.19

Class L:
Net asset value, offering and redemption price per share ($14,946,415 ÷ 1,747,270 shares of common stock issued and outstanding)	$8.55

Class M:
Net asset value, offering and redemption price per share ($15,000,790 ÷ 1,828,661 shares of common stock issued and outstanding)	$8.20

Class X:
Net asset value, offering and redemption price per share ($8,856,259 ÷ 1,081,971 shares of common stock issued and outstanding)	$8.19

Class Z:
Net asset value, offering and redemption price per share ($735 ÷ 85.35 shares of common stock issued and outstanding)	$8.61

See Notes to Financial Statements.

Jennison Equity Income Fund	15

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Investment income
Unaffiliated dividend income	$3,345,957
Interest income	140,991
Affiliated income from securities lending, net	49,236
Affiliated dividend income	43,024
Foreign taxes withheld	(222,033)

Total income	3,357,175

Expenses
Advisory fee	458,769
Distribution fee—Class A	53,565
Distribution fee—Class B	14,398
Distribution fee—Class C	101,974
Distribution fee—Class L	36,903
Distribution fee—Class M	87,480
Distribution fee—Class X	47,808
Transfer agent’s fee and expenses (including affiliated expenses of $43,300)	240,000
Custodian’s fees and expenses	46,000
Registration fees	38,000
Reports to shareholders	27,000
Audit fees	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance fees	2,000
Miscellaneous	6,266

Total expenses	1,190,163
Less: Advisory fee waivers and expense reimbursements	(222,762)

Net expenses	967,401

Net investment income	2,389,774

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(19,183,226)
Foreign currency transactions	(34,084)

(19,217,310)

Net change in unrealized appreciation (depreciation) on:
Investments	17,473,059
Foreign currencies	12,421

17,485,480

Net loss on investments and foreign currencies	(1,731,830)

Net Increase In Net Assets Resulting From Operations	$657,944

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,389,774	$8,334,100
Net realized loss on investments and foreign currency transactions	(19,217,310)	(19,600,482)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,485,480	(76,727,485)

Net increase (decrease) in net assets resulting from operations	657,944	(87,993,867)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(590,362)	(1,943,877)
Class B	(38,103)	(124,145)
Class C	(274,873)	(1,084,801)
Class L	(206,801)	(894,814)
Class M	(249,769)	(1,527,384)
Class X	(133,216)	(665,772)
Class Z	(10)	—

Total dividends	(1,493,134)	(6,240,793)

Distributions from net realized gains
Class A	—	(13,789,687)
Class B	—	(1,143,626)
Class C	—	(10,704,138)
Class L	—	(7,898,485)
Class M	—	(17,695,805)
Class X	—	(6,199,047)

Total distributions	—	(57,430,788)

Fund share transactions (Note 4)
Net proceeds from shares sold	5,123,864	15,476,936
Net asset value of shares issued in reinvestment of dividends and distributions	1,409,557	60,377,674
Cost of shares redeemed	(15,549,433)	(57,146,480)

Increase (decrease) in net assets from Fund share transactions	(9,016,012)	18,708,130

Total decrease in net assets	(9,851,202)	(132,957,318)

Net Assets
Beginning of period	122,270,750	255,228,068

End of period(a)	$112,419,548	$122,270,750

(a) Includes undistributed net investment income of	$1,822,981	$926,341

See Notes to Financial Statements.

Jennison Equity Income Fund	17

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2009, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by

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market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Repurchase Agreements: A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

Jennison Equity Income Fund	19

Notes to Financial Statements

(Unaudited) continued

Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

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Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitation
0.85% to $500 million;	0.85%	1.15%
0.80% next $500 million;
0.75% in excess of $1 billion

Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited) continued

Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Funds are officers or directors of the Manager. The Funds pay no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensate PIMS and ASMI a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended April 30, 2009, PIMS has contractually agreed to limit such fees to 0.25 of 1% of the average daily net assets of the Class A shares.

During the six months ended April 30, 2009, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were approximately as follows:

Class A FESC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$26,200	$4,100	$500	$12,000	$4,000

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliated of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the six months ended April 30, 2009, the Fund incurred $21,900 in total networking fees, of which $2,600 was paid to Wachovia and First Clearing.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2009, PIM has been compensated approximately $21,000 for these services.

5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners and JennisonDryden Funds. Class X shares are closed to new purchases. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share.

Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock were as follows:

Class A	Shares	Amount
Six Months ended April 30, 2009:
Shares sold	450,963	$3,604,225
Shares issued in reinvestment of dividends and distributions	71,554	552,251
Shares reacquired	(822,839)	(6,526,015)

Net increase (decrease) in shares outstanding before conversion	(300,322)	(2,369,539)
Shares issued upon conversion from Class B, Class M and Class X	792,542	6,346,210

Net increase (decrease) in shares outstanding	492,220	$3,976,671

Year ended October 31, 2008:
Shares sold	798,547	$10,182,259
Shares issued in reinvestment of dividends and distributions	1,124,209	15,098,192
Shares reacquired	(1,522,481)	(18,987,245)

Net increase (decrease) in shares outstanding before conversion	400,275	6,293,206
Shares issued upon conversion from Class B, Class M, and Class X into A	1,745,515	22,234,927

Net increase (decrease) in shares outstanding	2,145,790	$28,528,133

Class B
Six Months ended April 30, 2009:
Shares sold	57,210	$430,187
Shares issued in reinvestment of dividends and distributions	4,915	36,257
Shares reacquired	(43,726)	(327,686)

Net increase (decrease) in shares outstanding before conversion	18,399	138,758
Shares reacquired upon conversion into Class A	(853)	(6,203)

Net increase (decrease) in shares outstanding	17,546	$132,555

Year ended October 31, 2008:
Shares sold	102,638	$1,219,155
Shares issued in reinvestment of dividends and distributions	93,538	1,206,882
Shares reacquired	(78,490)	(968,435)

Net increase (decrease) in shares outstanding before conversion	117,686	1,457,602
Shares reacquired upon conversion into Class A	(9,047)	(105,186)

Net increase (decrease) in shares outstanding	108,639	$1,352,416

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Class C	Shares	Amount
Six Months ended April 30, 2009:
Shares sold	118,871	$924,450
Shares issued in reinvestment of dividends and distributions	34,904	256,782
Shares reacquired	(365,615)	(2,757,965)

Net increase (decrease) in shares outstanding	(211,840)	$(1,576,733)

Year ended October 31, 2008:
Shares sold	260,750	$3,171,604
Shares issued in reinvestment of dividends and distributions	868,084	11,180,250
Shares reacquired	(777,400)	(9,434,202)

Net increase (decrease) in shares outstanding	351,434	$4,917,652

Class L
Six Months ended April 30, 2009:
Shares sold	2,130	$19,556
Shares issued in reinvestment of dividends and distributions	26,126	200,584
Shares reacquired	(273,016)	(2,150,078)

Net increase (decrease) in shares outstanding	(244,760)	$(1,929,938)

Year ended October 31, 2008:
Shares sold	15,236	$204,027
Shares issued in reinvestment of dividends and distributions	637,860	8,535,877
Shares reacquired	(494,743)	(6,158,147)

Net increase (decrease) in shares outstanding	158,353	$2,581,757

Class M
Six Months ended April 30, 2009:
Shares sold	9,093	$69,665
Shares issued in reinvestment of dividends and distributions	31,622	233,065
Shares reacquired	(306,716)	(2,298,410)

Net increase (decrease) in shares outstanding before conversion	(266,001)	(1,995,680)
Shares reacquired upon conversion into Class A	(621,665)	(4,750,312)

Net increase (decrease) in shares outstanding	(887,666)	$(6,745,992)

Year ended October 31, 2008:
Shares sold	44,700	$605,499
Shares issued in reinvestment of dividends and distributions	1,365,632	17,647,609
Shares reacquired	(1,294,819)	(16,176,620)

Net increase (decrease) in shares outstanding before conversion	115,513	2,076,488
Shares reacquired upon conversion into Class A	(1,693,049)	(20,927,040)

Net increase (decrease) in shares outstanding	(1,577,536)	$(18,850,552)

Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended April 30, 2009:
Shares sold	10,078	$75,781
Shares issued in reinvestment of dividends and distributions	17,753	130,608
Shares reacquired	(198,628)	(1,489,279)

Net increase (decrease) in shares outstanding before conversion	(170,797)	(1,282,890)
Shares reacquired upon conversion into Class A	(208,925)	(1,589,695)

Net increase (decrease) in shares outstanding	(379,722)	$(2,872,585)

Year ended October 31, 2008:
Shares sold	7,854	$93,392
Shares issued in reinvestment of dividends and distributions	521,502	6,708,864
Shares reacquired	(426,866)	(5,421,831)

Net increase (decrease) in shares outstanding before conversion	102,490	1,380,425
Shares reacquired upon conversion into Class A	(119,010)	(1,202,701)

Net increase (decrease) in shares outstanding	(16,520)	$177,724

Class Z
Six Months ended April 30, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	1	10
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1	$10

Year ended October 31, 2008:
Shares sold	84	$1,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	84	$1,000

26	Visit our website at www.jennisondryden.com

6. Tax Information

The federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2009 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Depreciation
$153,231,732	$3,862,326	$(33,942,460)	$(30,080,134)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and tax adjustments due to investments in passive foreign investment companies and partnerships.

At October 31, 2008, for federal income tax purposes, the Fund had a capital loss carryforward of approximately $30,741,000 of which $9,574,000 expires in 2009, $2,829,000 expires in 2010 and $18,338,000 expires in 2016. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of an acquisition. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2009, were $33,463,433 and $27,959,694, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies, is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued

Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended April 30, 2009.

9. New Accounting Pronouncements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for reporting periods (annual or interim) beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

28	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Jennison Equity Income Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.60

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments	(0.07)

Total from investment operations	0.12

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—

Total dividends and distributions	(0.11)

Net asset value, end of period	$8.61

Total Return(a)	1.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$49.0
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.41	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.82	%(b)
Net investment income	4.79	%(b)
Portfolio turnover rate	27	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expense of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,				April 12, 2004(d) through October 31, 2004(e)
2008(e)	2007(e)	2006(e)	2005

$19.47	$16.45	$13.99	$12.99	$13.28

0.60	0.66	0.12	0.13	0.04
(6.57)	3.02	2.36	1.00	(0.33)

(5.97)	3.68	2.48	1.13	(0.29)

(0.49)	(0.66)	(0.02)	(0.13)	—
(4.41)	—	—	—	—

(4.90)	(0.66)	(0.02)	(0.13)	—

$8.60	$19.47	$16.45	$13.99	$12.99

(39.46)%	22.72%	17.74%	8.72%	(2.18)%

$44.7	$59.3	$30.3	$14.8	$9.0

1.41%	1.40%	1.40%	1.41%	1.40	%(b)
1.50%	1.51%	1.49%	1.84%	1.78	%(b)
4.75%	3.83%	0.78%	0.78%	0.59	%(b)
66%	143%	36%	66%	54	%(c)

See Notes to Financial Statements.

Jennison Equity Income Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.22

Income from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investments	(0.06)

Total from investment operations	0.09

Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Distributions from net realized gains	—

Total dividends and distributions	(0.10)

Net asset value, end of period	$8.21

Total Return(a)	1.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.2
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.16	%(b)
Expenses before advisory fee waiver and expense reimbursement	2.57	%(b)
Net investment income (loss)	4.07	%(b)
Portfolio turnover rate	27	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expense of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.005.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,				April 12, 2004(d) through October 31, 2004(e)
2008(e)	2007(e)	2006(e)	2005

$18.85	$15.89	$13.60	$12.63	$12.98

0.49	0.51	0.01	— *	(0.01)
(6.31)	2.91	2.28	0.98	(0.34)

(5.82)	3.42	2.29	0.98	(0.35)

(0.40)	(0.46)	—	(0.01)	—
(4.41)	—	—	—	—

(4.81)	(0.46)	—	(0.01)	—

$8.22	$18.85	$15.89	$13.60	$12.63

(39.89)%	21.76%	16.84%	7.77%	(2.70)%

$3.1	$5.0	$4.1	$3.1	$1.1

2.16%	2.15%	2.15%	2.16%	2.15	%(b)
2.24%	2.26%	2.24%	2.59%	2.53	%(b)
3.98%	2.95%	0.05%	(0.04)%	(0.21	)%(b)
66%	143%	36%	66%	54	%(c)

See Notes to Financial Statements.

Jennison Equity Income Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.20

Income from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investments	(0.06)

Total from investment operations	0.09

Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Distributions from net realized gains	—

Total dividends and distributions	(0.10)

Net asset value, end of period	$8.19

Total Return(a)	1.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.4
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.16	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.57	%(d)
Net investment income (loss)	4.05	%(d)
Portfolio turnover rate	27	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expense of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$18.82	$15.87	$13.57	$12.61	$11.57

0.49	0.52	0.01	0.01	(0.03)
(6.30)	2.89	2.29	0.96	1.07

(5.81)	3.41	2.30	0.97	1.04

(0.40)	(0.46)	—	(0.01)	—
(4.41)	—	—	—	—

(4.81)	(0.46)	—	(0.01)	—

$8.20	$18.82	$15.87	$13.57	$12.61

(39.91)%	21.80%	16.95%	7.70%	8.99%

$23.2	$46.6	$46.7	$54.2	$42.5

2.16%	2.15%	2.15%	2.16%	2.15%
2.25%	2.26%	2.24%	2.59%	2.53%
3.96%	2.89%	0.07%	0.14%	(0.28)%
66%	143%	36%	66%	54%

See Notes to Financial Statements.

Jennison Equity Income Fund	35

Financial Highlights

(Unaudited) continued

	Class L(c)
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.55

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments	(0.07)

Total from investment operations	0.11

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—

Total dividends and distributions	(0.11)

Net asset value, end of period	$8.55

Total Return(a)	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.9
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.66	%(e)
Expenses before advisory fee waiver and expense reimbursement	2.07	%(e)
Net investment income	4.57	%(e)
Portfolio turnover rate	27	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Does not include expense of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L(c)
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$19.38	$16.37	$13.93	$12.96	$11.83

0.57	0.61	0.08	0.08	0.03
(6.54)	2.99	2.36	0.98	1.10

(5.97)	3.60	2.44	1.06	1.13

(0.45)	(0.59)	—	(0.09)	—
(4.41)	—	—	—	—

(4.86)	(0.59)	—	(0.09)	—

$8.55	$19.38	$16.37	$13.93	$12.96

(39.63)%	22.43%	17.52%	8.19%	9.55%

$17.0	$35.5	$38.7	$46.3	$41.8

1.66%	1.65%	1.65%	1.66%	1.65%
1.75%	1.76%	1.74%	2.09%	2.03%
4.45%	3.37%	0.57%	0.67%	0.21%
66%	143%	36%	66%	54%

See Notes to Financial Statements.

Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

	Class M(c)
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.22

Income from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gain (loss) on investments	(0.08)

Total from investment operations	0.08

Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Distributions from net realized gains	—

Total dividends and distributions	(0.10)

Net asset value, end of period	$8.20

Total Return(a)	1.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.0
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	2.16	%(e)
Expenses before advisory fee waiver and expense reimbursement	2.57	%(e)
Net investment income (loss)	4.11	%(e)
Portfolio turnover rate	27	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Does not include expense of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M(c)
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$18.85	$15.89	$13.60	$12.63	$11.58

0.49	0.52	0.01	0.01	(0.03)
(6.31)	2.90	2.28	0.97	1.08

(5.82)	3.42	2.29	0.98	1.05

(0.40)	(0.46)	—	(0.01)	—
(4.41)	—	—	—	—

(4.81)	(0.46)	—	(0.01)	—

$8.22	$18.85	$15.89	$13.60	$12.63

(39.89)%	21.76%	16.84%	7.77%	9.07%

$22.3	$80.9	$117.6	$143.4	$110.2

2.16%	2.15%	2.15%	2.16%	2.15%
2.25%	2.26%	2.24%	2.59%	2.53%
3.90%	2.79%	0.07%	0.13%	(0.28)%
66%	143%	36%	66%	54%

See Notes to Financial Statements.

Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.20

Income from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investments	(0.06)

Total from investment operations	0.09

Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Distributions from net realized gains	—

Total dividends and distributions	(0.10)

Net asset value, end of period	$8.19

Total Return(a)	1.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.9
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	2.16	%(e)
Expenses before advisory fee waiver and expense reimbursement	2.57	%(e)
Net investment income (loss)	4.08	%(e)
Portfolio turnover rate	27	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Does not include expense of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class X
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005	2004(b)

$18.81	$15.86	$13.57	$12.61	$11.56

0.51	0.52	0.01	0.01	(0.03)
(6.28)	2.89	2.28	0.96	1.08

(5.77)	3.41	2.29	0.97	1.05

(0.43)	(0.46)	—	(0.01)	—
(4.41)	—	—	—	—

(4.84)	(0.46)	—	(0.01)	—

$8.20	$18.81	$15.86	$13.57	$12.61

(39.74)%	21.74%	16.88%	7.70%	9.08	%(c)

$12.0	$27.8	$29.3	$41.0	$28.5

1.93%	2.15%	2.15%	2.16%	2.15%
2.02%	2.26%	2.24%	2.59%	2.53%
4.18%	2.87%	0.07%	0.13%	(0.28)%
66%	143%	36%	66%	54%

See Notes to Financial Statements.

Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(e)		August 22, 2008(d) through October 31, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.60		$11.89

Income from investment operations:
Net investment income	0.19		0.13
Net realized and unrealized gain (loss) on investments	(0.07)		(3.42)

Total from investment operations	0.12		(3.29)

Less Dividends and Distributions:
Dividends from net investment income	(0.11)		—
Distributions from net realized gains	—		—

Total dividends and distributions	(0.11)		—

Net asset value, end of period	$8.61		$8.60

Total Return(a)	1.60%		(27.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$—	(g)	$—	(g)
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.16	%(b)	1.03	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.57	%(b)	1.03	%(b)
Net investment income	4.78	%(b)	6.92	%(b)
Portfolio turnover rate	27	%(c)	66	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expense of the underlying portfolio in which the Fund invests.
(g)	Net assets were $724 and $735 on October 31, 2008 and April 30, 2009, respectively.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer •
Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Income Fund
Share Class	A	B	C	L*	M**	X***	Z
NASDAQ	SPQAX	JEIBX	AGOCX	AGOAX	AGOBX	AXGOX	JDEZX
CUSIP	86277C108	86277C306	86277C504	86277C207	86277C405	86277C603	86277E427

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Available for limited exchanges only.

MF203E2    0154344–00001–00

Item 2 –  Code of Ethics – Not required, as this is not an annual filing.

Item 3 –  Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –  Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –  Audit Committee of Listed Registrants – Not applicable.

Item 6 –  Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.